Lease prepayments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments		₨ 0	$ 0	₨ 1,322,748
Land and buildings [Member]
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	[1]	₨ 0		₨ 1,322,748

[1]	Includes ₹ Nil (March 2019: ₹ 1,317,696) paid for acquiring leasehold rights of land for construction of Data Centers.